UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5151

J.P. Morgan Mutual Fund Group

(Exact name of registrant as specified in charter)

522 Fifth Avenue

New York, New York 10036

(Address of principal executive offices) (Zip code)

Stephen M. Benham

522 Fifth Avenue

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end: August 31, 2005

Date of reporting period: May 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Group

Schedule of Portfolio Investments as of May 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Short Term Bond Fund II

Schedule of Portfolio Investments

As of May 31, 2005 (Unaudited)

(Amount in thousands)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES — 16.4%
$4,903	American Express Credit Account Master Trust
	Series 2004-C, Class C, FRN, 3.58%, 02/15/12 (e) (m)	$4,921
	AmeriCredit Automobile Receivables Trust
12,450	Series 2003-DM, Class A4, 2.84%, 08/06/10 (m)	12,262
3,650	Series 2004-BM, Class A4, 2.67%, 03/07/11 (m)	3,547
7,000	Asset Backed Funding Certificates
	Series 2005-AQ1, Class AI2, 4.30%, 06/25/35	7,000
3,000	Capital Auto Receivables Asset Trust
	Series 2003-2, Class A4A, 1.96%, 01/15/09 (m)	2,918
1,800	Capital One Auto Finance Trust
	Series 2003-B, Class A4, 3.18%, 09/15/10 (m)	1,771
6,500	Capital One Master Trust
	Series 2000-4, Class C, FRN, 3.89%, 08/15/08 (e) (m)	6,513
3,600	Capital One Multi-Asset Execution Trust
	Series 2004-B5, Class B5, 3.70%, 05/17/10 (m)	3,574
6,200	Carmax Auto Owner Trust
	Series 2003-2, Class A4, 3.07%, 10/15/10 (m)	6,104
2,308	CARSS Finance LP (Cayman Islands)
	Series 2004-A, Class B1, FRN, 3.36%, 01/15/11 (e) (m)	2,310
	Citibank Credit Card Issuance Trust
7,250	Series 2001-C3, Class C3, 6.65%, 05/15/08 (m)	7,437
8,500	Series 2003-C2, Class C2, FRN, 4.05%, 03/20/08 (m)	8,549
	Countrywide Asset-Backed Certificates
9,493	Series 2003-5, Class AF3, 3.61%, 04/25/30 (m)	9,459
6,700	Series 2005-4, Class AF3, 4.46%, 09/25/32	6,700
11,700	Gracechurch Card Funding plc (United Kingdom)
	Series 5, Class A2, 2.70%, 08/15/08 (m)	11,545
7,300	Onyx Acceptance Grantor Trust
	Series 2003-D, Series A4, 3.20%, 03/15/10 (m)	7,226
4,000	Residential Asset Securitization Trust
	Series 2003-KS7, Class AI3, 3.37%, 12/25/28 (m)	3,980
6,900	SLM Student Loan Trust
	Series 2003-11, Class A5, 2.99%, 12/15/22 (e) (m)	6,785
7,900	Triad Auto Receivables Owner Trust
	Series 2003-B, Class A4, 3.20%, 12/13/10 (m)	7,791
	Volkswagen Auto Loan Enhanced Trust
7,300	Series 2003-1, Class A4, 1.93%, 01/20/10 (m)	7,105
4,300	Series 2003-2, Class A4, 2.94%, 03/22/10 (m)	4,223
15,600	WFS Financial Owner Trust
	Series 2003-3, Class A4, 3.25%, 05/20/11 (m)	15,439
7,200	World Omni Auto Receivables Trust
	Series 2003-B, Class A4, 2.87%, 11/15/10 (m)	7,039

	Total Asset Backed Securities
	(Cost $155,942)	154,198

COLLATERALIZED MORTGAGE OBLIGATIONS — 25.7%
Agency CMO — 6.9%
	Federal Home Loan Mortgage Corp.
12,502	Series 2632, Class IA, 4.56%, 01/15/17 (m)	945
26,731	Series 2632, Class IA, IO, 5.00%, 06/15/22 (m)	1,833
6,338	Series 2643, Class PI, IO, 5.00%, 03/15/28 (m)	805
6,301	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	557
27,393	Series 2791, Class SI, FRN, 4.06%, 12/15/31 (m)	2,323
32,671	Series 2813, Class SB, IF, IO, FRN, 3.96%, 02/15/34 (m)	2,525
51,041	Series 2850, Class SM, IF, IO, 4.06%, 12/15/30 (m)	3,437
9,908	Series 2894, Class S, FRN, 4.11%, 03/15/31 (m)	836
9,300	Series 2929, Class PA, 5.00%, 08/15/18 (m)	9,414
10,035	Series 2939, Class HP, 5.00%, 04/15/28 (m)	10,201
13,000	Series 2975, Class HA, 5.50%, 07/15/23 (m)	13,252
10,000	Series 2980, Class LI, 5.50%, 04/15/25 (m)	1,120
	Federal National Mortgage Association
10,009	Series 2003-3, Class HS, IO, FRN, 4.56%, 09/25/16 (m)	747
12,485	Series 2004-61, Class TS, FRN, 4.01%, 10/25/31 (m)	726
	Federal National Mortgage Association Interest STRIPS
3,692	Series 353, Class 2, IO, 5.00%, 07/25/34 (m)	807
63,836	Series 357, Class 2, IO, 5.00%, 02/01/35 (m)	14,243

	Government National Mortgage Association
20	Series 2002-24, Class FA, FRN, 3.59%, 04/16/32 (m)	21
4,555	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	329
6,883	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	652
2,800	Series 2004-46, Class IH, IO, 5.50%, 04/20/25 (m)	173
		64,946
Non-Agency — 18.8%
2,788	ABN Amro Mortgage Corp.
	Series 2002-10, Class 1A1, 4.00%, 01/25/33 (m)	2,784
1,950	Banc of America Commercial Mortgage, Inc.
	Series 2004-5, Class A2, 4.18%, 11/10/41 (m)	1,940
5,101	Bank of America Alternative Loan Trust
	5.50%, 09/25/33 (m)	5,185
18,632	CalSTRS Trust
	Series 2002-C6, Class A2, 3.99%, 11/20/12 (e) (m)	18,624
3,339	Calwest Industrial Trust
	Series 2003-CALA, Class A, FRN, 3.35%, 06/15/15 (e) (m)	3,346
3,990	CR
	Series 2000-ZC2, Class A4A, 6.70%, 08/10/14 (e) (i) (m)	4,257
6,200	CS First Boston Mortgage Securities Corp.
	Series 2004-C3, Class A3, 4.30%, 07/15/36 (m)	6,190
5,079	First Union-Lehman Brothers Commercial
	Series 1997-C1, Class A3, 7.38%, 04/18/29 (m)	5,281
5,900	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3, Class A2, VAR, 4.31%, 08/10/42 (m)	5,915
9,300	GS Mortgage Securities Corp. II
	Series 2004-GG2, Class A3, 4.60%, 08/10/38 (m)	9,403
	LB-UBS Comercial Mortgage Trust
5,100	Series 2003-C1, Class A2, 3.32%, 03/15/27 (m)	4,992
8,700	Series 2003-C1, Class A2, 3.99%, 10/15/29 (m)	8,578
9,300	Series 2003-C5, Class A2, 3.48%, 07/15/27 (m)	9,129
5,700	Series 2004-C2, Class A2, 3.24%, 03/15/29 (m)	5,505
1,366	Mastr Adjustable Rate Mortgages Trust
	Series 2003-6, Class 1A1, FRN, 2.35%, 12/25/33 (m)	1,362
12,528	Morgan Stanley Capital I
	Series 1998-HF2, Class A2, 6.48%, 11/15/30 (m)	13,238
3,384	Residential Funding Securities Corp.
	Series 2002-RM1, Class AII, 6.00%, 11/25/32 (m)	3,432
13,933	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-6, Class 5A1, VAR, 5.02%, 06/25/34 (m)	13,963
11,250	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C17, Class A2, 4.78%, 03/15/42 (m)	11,449
17,460	Washington Mutual, Inc.
	Series 2004-S3, Class 2A1, 5.50%, 07/25/34 (m)	17,722
	Wells Fargo Mortgage Backed Securities Trust
6,984	Series 2003-N, Class 1A4, FRN, 4.62%, 12/25/33 (m)	7,028
16,988	Series 2004-S, Class A3, FRN, 3.54%, 09/25/34 (m)	16,893
		176,216
	Total Collateralized Mortgage Obligations
	(Cost $244,315)	241,162

CORPORATE BONDS — 42.3%
Automobiles — 1.9%
	DaimlerChrysler NA Holding Corp.
7,000	FRN, 3.89%, 05/24/06 (m)	7,016
3,600	4.13%, 03/07/07 (m)	3,571
	Ford Motor Credit Co.
6,400	4.95%, 01/15/08 (m)	6,067
1,100	5.80%, 01/12/09 (m)	1,030
		17,684
Beverages — 1.1%
7,225	Diageo Finance BV (Netherlands)
	3.00%, 12/15/06 (m)	7,097
3,150	Miller Brewing Co.
	4.25%, 08/15/08 (e) (m)	3,132
		10,229
Building Products — 0.3%
3,200	Saint-Gobain Nederland BV (Netherlands)
	5.38%, 06/20/07 (m)	3,272
Capital Markets — 1.5%
7,900	BNP US Funding LLC
	7.74%, 12/31/49, VAR (e) (m)	8,537
5,300	National Rural Utilities
	6.00%, 05/15/06 (m)	5,410
		13,947

Commercial Banks — 10.2%
2,900	Abbey National plc (United Kingdom)
	VAR, 7.35%, 12/31/49 (m)	3,020
3,450	Bacob Bank (Belgium)
	VAR, 7.25%, 12/31/49 (e) (m)	3,663
600	BCI U.S. Funding Trust
	VAR, 8.00%, 12/31/49 (e) (m)	661
17,650	Deutsche Bank AG/New York
	FRN, 3.50%, 05/15/07 (m)	17,641
1,900	Deutsche Bank Capital Funding Trust I
	VAR, 7.87%, 12/31/49 (e) (m)	2,140
6,200	ForeningsSparbanken AB (Sweden)
	VAR, 7.49%, 12/31/49 (e) (m)	6,481
5,750	Industrial Bank of Korea (South Korea)
	VAR, 4.00%, 05/19/14 (e) (m)	5,565
5,400	Mizuho JGB Investment LLC
	VAR, 9.86%, 12/31/49 (e) (m)	6,116
3,600	National Westminster Bank (United Kingdom)
	VAR, 7.74%, 12/31/49 (m)	3,860
2,750	Nordea Bank Finland plc
	VAR, 7.49%, 12/31/49 (e) (m)	2,880
1,650	Popular North America, Inc.
	6.13%, 10/15/06 (m)	1,688
12,440	Royal Bank of Scotland (United Kingdom)
	7.82%, 12/31/49 (m)	12,742
9,050	Skandinaviska Enskilda Banken AB (Sweden)
	VAR, 8.13%, 09/06/49 (e) (m)	9,492
4,200	Sovereign Bank
	4.00%, 02/01/08 (m)	4,123
4,950	Svenska Handelsbanken (Sweden)
	VAR, 7.13%, 12/31/49 (e) (m)	5,186
3,250	Woori Bank (South Korea)
	4.50%, 12/08/09 (e) (m)	3,230
8,000	Zions Bancorp
	2.70%, 05/01/06 (m)	7,912
		96,400
Commercial Services & Supplies — 0.5%
5,050	Cendant Corp.
	6.88%, 08/15/06 (m)	5,208
Consumer Finance — 2.4%
	Capital One Bank
7,700	4.25%, 12/01/08 (m)	7,621
2,100	6.88%, 02/01/06 (m)	2,140
	General Motors Acceptance Corp.
5,650	6.13%, 08/28/07 (m)	5,526
1,500	6.75%, 01/15/06 (m)	1,509
3,400	International Lease Finance Corp.
	4.35%, 09/15/08 (m)	3,395
2,700	MBNA America Bank NA
	4.63%, 08/03/09 (m)	2,705
		22,896
Diversified Financial Services — 6.0%
	Counts Trust
6,050	FRN, 4.05%, 08/15/07 (e) (i) (m)	6,093
6,050	FRN, 4.10%, 08/15/07 (e) (i) (m)	6,097
2,700	Mantis Reef Ltd. (Australia)
	4.69%, 11/14/08 (e) (m)	2,706
10,100	Natexis Ambs Co. LLC
	VAR, 8.44%, 12/31/49 (e) (m)	11,262
1,350	Pricoa Global Funding I
	3.90%, 12/15/08 (e) (m)	1,328
2,000	Principal Life Global Funding I
	5.12%, 06/28/07 (e) (m)	2,035
4,700	Racers
	Series 2005-7-C, FRN, 2.96%, 05/09/06 (e) (i) (m)	4,688
7,100	SPARCS Trust
	FRN, 3.49%, 11/21/07 (e) (i) (m)	7,100
4,155	Texas Municipal Gas Corp.
	2.60%, 07/01/07 (e) (m)	4,126
4,600	Twin Reefs Pass-Through Trust
	FRN, 4.08%, 12/31/49 (e) (m)	4,581
6,000	Two-Rock Pass-Through Trust (Bermuda)
	FRN, 4.19%, 12/31/49 (e) (m)	5,946
		55,962

Diversified Telecommunication Services — 4.3%
4,750	Alltel Corp.
	4.66%, 05/17/07 (m)	4,791
7,950	BellSouth Corp.
	5.00%, 10/15/06 (m)	8,070
5,150	France Telecom S.A. (France)
	7.45%, 03/01/06 (m)	5,286
950	New York Telephone Co.
	6.00%, 04/15/08 (m)	984
1,550	SBC Communications, Inc.
	VAR, 4.21%, 06/05/05 (e) (m)	1,550
	Sprint Capital Corp.
4,000	SUB, 4.77%, 08/17/06 (m)	4,032
5,500	6.00%, 01/15/07 (m)	5,654
	Telecom Italia Capital S.A. (Luxembourg)
2,500	4.00%, 11/15/08 (m)	2,456
2,300	4.00%, 01/15/10 (e) (m)	2,233
4,895	Verizon Wireless, Inc.
	5.38%, 12/15/06 (m)	4,992
		40,048
Electric Utilities — 3.3%
2,300	CC Funding Trust I
	6.90%, 02/16/07 (m)	2,398
2,250	Dominion Resources, Inc.
	SUB, 3.66%, 11/15/06 (m)	2,234
4,800	Niagara Mohawk Power Corp.
	7.75%, 05/15/06 (m)	4,972
2,600	Pacificorp
	5.65%, 11/01/06 (m)	2,659
900	Pacific Gas & Electric Co.
	3.60%, 03/01/09 (m)	877
4,700	Pepco Holdings, Inc.
	5.50%, 08/15/07 (m)	4,807
6,000	Progress Energy, Inc.
	6.75%, 03/01/06 (m)	6,117
6,950	Virginia Electric & Power Co.
	5.37%, 02/01/07 (m)	7,085
		31,149
Food Products — 0.4%
3,400	Kraft Foods, Inc.
	5.25%, 06/01/07 (m)	3,468
Health Care Equipment & Supplies — 0.2%
1,550	Hospira, Inc.
	4.95%, 06/15/09 (m)	1,578
Insurance — 3.0%
	ASIF Global Financing
5,300	2.50%, 01/30/07 (e) (m)	5,158
9,100	FRN, 3.25%, 03/14/08 (e) (m)	9,101
5,900	Metropolitan Life Global Funding I
	4.75%, 06/20/07 (e) (m)	5,992
6,150	Oil Insurance Ltd. (Bermuda)
	VAR, 3.27%, 06/09/06 (e) (i) (m)	6,151
1,950	St. Paul Travelers Cos, Inc. (The)
	5.01%, 08/16/07 (m)	1,977
		28,379
Media — 1.6%
7,195	Comcast Cable Communications
	6.37%, 01/30/06 (m)	7,303
4,048	TCI Communications, Inc.
	6.87%, 02/15/06 (m)	4,128
3,800	Time Warner, Inc.
	6.15%, 05/01/07 (m)	3,940
		15,371
Multi-Utilities — 0.9%
	Duke Capital LLC
2,400	4.33%, 11/16/06 (m)	2,403
3,650	4.30%, 05/18/06 (m)	3,661
2,100	Sempra Energy
	4.62%, 05/17/07 (m)	2,107
		8,171
Oil, Gas & Consumable Fuels — 0.4%
3,300	Pemex Project Funding Master Trust
	FRN, 4.30%, 06/15/10 (e) (m)	3,402

Real Estate — 1.0%
	Istar Financial, Inc.
2,900	REIT, 4.87%, 01/15/09 (m)	2,885
1,300	REIT, 5.38%, 04/15/10 (m)	1,311
4,600	Socgen Real Estate Co. LLC
	VAR, 7.64%, 12/31/49 (e) (m)	4,937
		9,133
Road & Rail — 0.8%
7,450	CSX Corp.
	2.75%, 02/15/06 (m)	7,397
Thrifts & Mortgage Finance — 2.5%
	Countrywide Home Loans, Inc.
10,750	2.88%, 02/15/07 (m)	10,524
750	5.50%, 08/01/06 (m)	762
7,500	Spintab AB (Sweden)
	7.49%, 12/31/49, VAR (e) (m)	7,804
4,350	Washington Mutual, Inc.
	7.50%, 08/15/06 (m)	4,523
		23,613
	Total Corporate Bonds
	(Cost $402,125)	397,307

FOREIGN GOVERNMENT SECURITIES — 1.7%

7,550	Republic of Chile (Chile)
	FRN, 3.59%, 01/28/08 (m)	7,576
3,300	United Mexican States (Mexico)
	FRN, 3.84%, 01/13/09 (m)	3,346
4,670	National Agricultural Cooperative Federation (South Korea)
	VAR, 5.74%, 06/18/14	4,921

	Total Foreign Government Securities
	(Cost $15,758)	15,843

MUNICIPAL BONDS — 0.5%
Texas — 0.5%
5,150	Texas State Public Finance Authority, Taxable, Unemployment Compensation, 2.63%, 06/15/06, Series B, Rev. (m) (Cost $5,144)	5,088

U.S. GOVERNMENT AGENCY MORTGAGES — 9.9%
	Federal National Mortgage Association Pool
56,900	TBA, 5.50%, 06/25/34 (e)	57,665
34,700	TBA, 5.50%, 07/25/35 (e)	35,101
	Government National Mortgage Association Pool
7	8.50%, 09/15/30 (m)	8
20	8.50%, 08/15/30 (m)	22

	Total U.S. Government Agency Mortgages
	(Cost $92,644)	92,796

U.S. TREASURY OBLIGATIONS — 4.6%
	U.S. Treasury Notes
6,579	1.65%, 01/15/15 (m)	6,585
36,800	3.62%, 04/30/07 (m)	36,817

	Total U.S. Treasury Obligations
	(Cost $43,246)	43,402

Number of Contracts
CALL OPTIONS PURCHASED — 0.1%
26,000	Receiver Swaption, expiring 6/8/15 (Receive fixed/Pay Libor)
	@ 4.48, European Style (Cost $99)	152
PUT OPTIONS PURCHASED — 0.0% (g)
39,000	Payer Swaption, expiring 7/13/10 (Pay fixed/Receive Libor)
	@ 5.02, European Style (Cost $133)	—	(h)

Principal Amount
SHORT-TERM INVESTMENTS — 9.2%
Commercial Paper — 0.5%
5,200	Altria Group, Inc.
	3.33%, 06/03/05 (m)	5,199

U.S. Treasury Securities — 0.2%
2,200	U.S. Treasury Bills
	2.92%, 08/25/05 (m)	2,185

Shares
Investment Companies — 8.5%
79,884	JPMorgan Prime Money Market Fund
	2.91%, 12/31/49 (b) (m)	79,884

	Total Short Term Investments (Cost $87,268)	87,268

Total Investments — 110.4%
(Amortized Cost $1,046,673)		1,037,216
Other Liabilities in Excess of Assets — (10.4)%		(97,733)
Net Assets — 100.0%		$939,483

CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2005.
IF	Inverse Floaters
IO	Interest Only
REIT	Real Estate Investment Trust
Rev.	Revenue Bond
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2005.
TBA	To Be Announced.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2005.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc. or JPMorgan Investment Advisors, Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated with the custodian for TBA, when issued, delayed delivery securities, and reverse repurchase agreements.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped.  These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

As of May 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,261
Aggregate gross unrealized depreciation	(11,718)
Net unrealized appreciation/depreciation	$(9,457)

Federal income tax cost of investments	$1,046,673

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 05/31/05	Unrealized Appreciation (Depreciation)
	Long Futures Outstanding
577	Eurodollars	March, 2006	$138,413	$147
1,180	2 Year U.S. Treasury Notes	September, 2005	244,918	190
159	10 Year U.S. Treasury Notes	September, 2005	17,947	62
111	Eurodollars	September, 2005	26,704	9
187	10 Year U.S. Treasury Notes	December, 2005	20,895	105
265	Eurodollars	December, 2005	64,145	(466)
	Short Futures Outstanding
(111)	Eurodollars	June, 2006	26,574	(65)
(587)	5 Year U.S. Treasury Notes	September, 2005	63,727	(118)
(288)	10 Year U.S. Treasury Notes	September, 2005	32,582	(38)
(530)	Eurodollars	December, 2006	127,350	302
				$128

Options

Units	Call Options Written	Value
(57,500)	Call Option on FNMA, 30 Year, 5.00%, strike price of 99.70, expiring 06/06/05, European Style (Premiums Received $99)	$(184)

Swap Contracts

Descriptions	Expiration Date	Underlying Notional Value	Unrealized Appreciation (Depreciation)
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.00%, 06/15/05, price less 99.19, the Fund receives negative, pays positive.	06/06/05	$50,000	$(169)
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 4.50%, 06/15/05, price less 96.57, the Fund receives positive, pays negative.	06/06/05	25,000	102
Swap - Price Lock with Lehman Brothers Special Financing on 30 year FNMA, 5.50%, 06/15/05, price less 100.94, the Fund receives positive, pays negative.	06/06/05	25,000	50
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 4.50%, 06/15/05, price less 97.11, the Fund receives negative, pays positive.	06/06/05	56,000	(201)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 06/15/05, price less 101.22, the Fund receives positive, pays negative.	06/06/05	80,000	112
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.00%, 06/15/05, price less 100.47, the Fund receives positive, pays negative.	06/09/05	124,000	814
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 4.50%, 06/15/05, price less 98.59, the Fund receives negative, pays positive.	06/09/05	62,000	(576)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.50%, 06/15/05, price less 102.20, the Fund receives negative, pays positive.	06/09/05	62,000	(295)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.50%, 06/15/05, price less 102.13, the Fund receives negative, pays positive.	06/09/05	20,000	(109)
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 5.00%, 06/15/05, price less 100.47, the Fund receives positive, pays negative.	06/09/05	40,000	263
Swap - Price Lock with Morgan Stanley Capital Services on 15 year FNMA, 4.50%, 06/15/05, price less 98.63, the Fund receives negative, pays positive.	06/09/05	20,000	(180)
Swap - Price Lock with Citibank N.A. on U.S. Treasury Note, 3.13%, 01/31/07, price less 99.24, the Fund receives positive, pays negative.	06/20/05	115,200	55
Swap - Price Lock with Citibank N.A. on U.S. Treasury Note, 3.38%, 02/15/08, price less 99.15, the Fund receives positive, pays negative.	06/20/05	39,400	59
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 1.5 (6 per annum) BPS times notional amount of General Electric Capital Corp., 6.00%, 06/15/12. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/20/05	10,000	2
Swap - Price Lock with Citibank, N.A. on U.S. Treasury Note, 3.13%, 10/15/08, price less 98.02, the Fund receives negative, pays positive.	06/23/05	98,400	(209)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 4.50%, 07/15/05, price less 96.34, the Fund receives negative, pays positive.	07/07/05	53,000	(513)
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 07/15/05, price less 100.69, the Fund receives positive, pays negative.	07/07/05	76,000	368
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 6.00%, 07/15/05, price less 102.34, the Fund receives positive, pays negative.	07/07/05	125,000	293
Swap - Price Lock with Citibank, N.A. on 30 year FNMA, 5.50%, 07/15/05, price less 100.66, the Fund receives negative, pays positive.	07/07/05	85,000	(432)
Total Return / Spread Swap with Morgan Stanley Capital Services on 2 Year Treasury. The Fund receives positive when spread tightens, pays negative when spread widens.	07/12/05	34,300	(73)
Credit Default contract with Citibank, N.A. Fund receives quarterly payment of 1.25 (5 per annum) BPS times notional amount of Cargill, Inc., 4.38%, 06/01/13. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/02/05	6,700	1
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 12 (48 per annum) BPS times notional amount of Suntrust Capital III, 2.48%, 03/15/28. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	06/30/07	12,400	20

Credit Default contract with Citibank, N.A. Fund receives quarterly payment of 3.5 (14 per annum) BPS times notional amount of General Electric Capital Corp., 3.50%, 05/01/08. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	12/20/07	23,000	6
Credit Default contract with Deutsche Bank AG, New York. Fund receives quarterly payment of 5 (20 per annum) BPS times notional amount of Berkshire Hathaway, Inc., 9.75%, 01/15/18. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	03/20/10	17,500	(69)
Credit Default contract with Morgan Stanley Capital Services. Fund receives quarterly payment of 35 (140 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	10,000	171
Credit Default contract with Morgan Stanley Capital Services. Fund pays quarterly payment of 28 (112 per annum) BPS times notional amount of Mexico Government, 7.50%, 04/08/33. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	10,000	(99)
Credit Default contract with Union Bank of Switzerland AG, London. Fund pays quarterly payment of 31.25 (125 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	44,000	(378)
Credit Default contract with Union Bank of Switzerland AG, London. Fund receives quarterly payment of 30 (120 per annum) BPS times notional amount of Aries Vermoegensverwaltungs, 9.60%, 10/25/14. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	44,000	378
Credit Default contract with Union Bank of Switzerland AG, London. Fund receives quarterly payment of 31.25 (125 per annum) BPS times notional amount of Russian Federation, 5.00%, 03/31/30. Upon a defined credit event, Fund pays notional amount and takes receipt of a defined deliverable obligation.	04/20/10	30,000	258
Credit Default contract with Union Bank of Switzerland AG, London. Fund pays quarterly payment of 28.25 (113 per annum) BPS times notional amount of Mexico Government, 7.50%, 04/08/33. Upon a defined credit event, Fund receives notional amount and delivers a defined deliverable obligation.	04/20/10	30,000	(206)

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Group

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
July 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President
July 18, 2005

By:	/s/ Suzanne Cioffi
Suzanne Cioffi
Principal Financial Officer
July 18, 2005